Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000133671
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Advisor Class
Trading Symbol	WPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 668,082,952
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,346,218
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

C000133672
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class A
Trading Symbol	WPASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPASX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 668,082,952
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,346,218
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

C000133673
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class C
Trading Symbol	WPCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPCSX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[3]
AssetsNet	$ 668,082,952
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,346,218
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

C000133674
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class I
Trading Symbol	WPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[4]
AssetsNet	$ 668,082,952
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,346,218
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

C000133677
Shareholder Report [Line Items]
Fund Name	AB Concentrated Growth Fund
Class Name	Class Z
Trading Symbol	WPSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/WPSZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[5]
AssetsNet	$ 668,082,952
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 2,346,218
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$668,082,952
# of Portfolio Holdings	20
Portfolio Turnover Rate	6%
Total Advisory Fees Paid (Net)	$2,346,218

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	39.6%
Financials	17.8%
Industrials	14.5%
Consumer Discretionary	12.6%
Health Care	10.7%
Materials	3.7%
Short-Term Investments	1.2%
Other assets less liabilities	-0.1%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Mastercard, Inc. - Class A	$64,871,949	9.7%
Amazon.com, Inc.	$63,920,752	9.5%
Microsoft Corp.	$62,740,023	9.4%
Amphenol Corp. - Class A	$57,331,523	8.6%
Eaton Corp. PLC	$43,013,820	6.4%
Charles Schwab Corp. (The)	$32,485,436	4.9%
NVIDIA Corp.	$32,251,445	4.8%
Cadence Design Systems, Inc.	$31,739,686	4.8%
IQVIA Holdings, Inc.	$30,389,325	4.5%
Roper Technologies, Inc.	$29,820,149	4.5%
Total	$448,564,108	67.1%

C000141783
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Advisor Class
Trading Symbol	CIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIGYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 100,901,712
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 221,549
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Material Fund Change [Text Block]
C000141785
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class A
Trading Symbol	CIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CIAGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[7]
AssetsNet	$ 100,901,712
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 221,549
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Material Fund Change [Text Block]
C000141786
Shareholder Report [Line Items]
Fund Name	AB Concentrated International Growth Portfolio
Class Name	Class C
Trading Symbol	CICGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Concentrated International Growth Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CICGX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.77%	[8]
AssetsNet	$ 100,901,712
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 221,549
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$100,901,712
# of Portfolio Holdings	51
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net)	$221,549

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Information Technology	31.5%
Industrials	25.7%
Consumer Discretionary	18.6%
Financials	8.9%
Communication Services	6.1%
Health Care	4.9%
Materials	1.5%
Consumer Staples	1.2%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Country Breakdown (% of Net Assets)

China	17.1%
United Kingdom	11.3%
Netherlands	9.5%
Taiwan	7.8%
Canada	7.6%
Sweden	6.6%
United States	6.1%
Denmark	5.4%
France	4.4%
Germany	3.5%
Singapore	3.3%
Brazil	3.1%
Ireland	2.7%
Israel	2.7%
Others	7.3%
Short-Term Investments	2.1%
Other assets less liabilities	-0.5%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	$7,913,903	7.8%
Tencent Holdings Ltd. - Class H	$4,761,936	4.7%
ASML Holding NV	$4,465,244	4.4%
3i Group PLC	$3,844,840	3.8%
Sea Ltd. (ADR)	$3,299,343	3.3%
Kingspan Group PLC	$2,741,637	2.8%
Beijer Ref AB	$2,719,755	2.7%
SAP SE	$2,703,754	2.7%
Wix.com Ltd.	$2,700,620	2.7%
Topicus.com, Inc.	$2,666,857	2.6%
Total	$37,817,889	37.5%

Material Fund Change [Text Block]
C000120605
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Advisor Class
Trading Symbol	ASYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASYLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$81	1.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.57%	[9]
AssetsNet	$ 1,500,499,644
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,069,626
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Material Fund Change [Text Block]
C000120608
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class A
Trading Symbol	ASLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASLAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.82%	[10]
AssetsNet	$ 1,500,499,644
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,069,626
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Material Fund Change [Text Block]
C000120609
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class C
Trading Symbol	ASCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASCLX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	2.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.57%	[11]
AssetsNet	$ 1,500,499,644
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,069,626
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Material Fund Change [Text Block]
C000120610
Shareholder Report [Line Items]
Fund Name	AB Select US Long/Short Portfolio
Class Name	Class I
Trading Symbol	ASILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Select US Long/Short Portfolio (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ASILX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%	[12]
AssetsNet	$ 1,500,499,644
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 11,069,626
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,500,499,644
# of Portfolio Holdings	95
Portfolio Turnover Rate	107%
Total Advisory Fees Paid (Net)	$11,069,626

Holdings [Text Block]

10 Top Short Holdings (as a % of net assets)

iShares 20+ Year Treasury Bond ETF	(1.4)%
Acadia Realty Trust	(0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(0.1)%
Roper Technologies, Inc.	(0.1)%
Agree Realty Corp.	(0.0)%
Chatham Lodging Trust	(0.0)%
Western Union Co. (The)	(0.0)%

Sector Breakdown (as a % of net assets)

Sector	Long	Short
Investment Companies	45.8%	(1.4)%
Information Technology	16.4%	(0.1)%
Financials	10.1%	(0.1)%
Communication Services	6.5%	(0.0)%
Health Care	5.6%	(0.0)%
Industrials	5.4%	(0.0)%
Consumer Discretionary	3.6%	(0.0)%
Consumer Staples	2.9%	(0.0)%
Energy	1.7%	(0.0)%
Utilities	1.0%	(0.0)%
Materials	0.3%	(0.0)%
Real Estate	0.0%	(0.1)%
Other assets less liabilities	2.4%	(0.0)%

Largest Holdings [Text Block]

10 Top Long Holdings (as a % of net assets)

NVIDIA Corp.	4.0%
Microsoft Corp.	3.3%
Apple, Inc.	3.1%
Alphabet, Inc. - Class A	3.0%
Amazon.com, Inc.	2.1%
Berkshire Hathaway, Inc. - Class B	1.8%
Broadcom, Inc.	1.4%
Meta Platforms, Inc. - Class A	1.3%
Visa, Inc. - Class A	1.0%
3M Co.	0.9%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
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[5]	Annualized
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[11]	Annualized
[12]	Annualized